11A. Income Taxes (Details Narrative A) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Federal net operating losses	$ 2,400
Non-capital losses	13,000
Change in valuation allowance	$ 646	$ 922